Common Stock - Schedule Of Common Stock Shares Reserved For Future Issuance (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	109,923,293	103,725,299	97,586,498
Stock Options Outstanding Under Two Thousand And Sixteen Stock Plan [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		7,108,899	3,937,765
Remaining Shares Available For Issuance Under The Two Thousand And Sixteen Plan [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	533,647	144,375	816,316
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	99,608,293	96,252,623	92,613,015
Warrant [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	219,402	219,402	219,402
Stock Options And RSUs Outstanding Under 2016 Stock Plan [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,542,094	7,108,899
Redeemable Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	19,857	0